Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 71,165		$ 24,145
Prepaid expenses			6,682
Total assets	71,165	0	30,827
Current liabilities
Bank overdraft		10,609
Accounts payable and accrued expenses	503,337	465,396	132,396
Current portion of notes payable - related party	11,921,936	11,712,179
Interest payable - related party	1,502,449	1,251,626	253,551
Deferred compensation	267,500	252,500	192,500
Total current liabilities		13,692,310	578,447
Long-term portion of notes payable - related party			11,320,000
Total liabilities	14,195,222	13,692,310	11,898,447
Commitments and Contingencies
Stockholders' deficit
Preferred Stock, $0.001 par value per share; 20,000,000 shares authorized; none issued or outstanding at March 31, 2021 and December 31, 2020
Common stock, $0.001 par value per share; 100,000,000 shares authorized; 30,682,590 shares issued and outstanding at March 31, 2021 and December 31, 2020	30,682	30,682	30,682
Additional paid-in capital	55,141,930	55,141,930	55,141,930
Accumulated deficit	(69,296,669)	(68,864,922)	(67,040,232)
Total stockholders' deficit	(14,124,057)	(13,692,310)	(11,867,620)
Total liabilities and stockholders' deficit	$ 71,165	$ 0	$ 30,827